Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	₽ 197,875	₽ 204,353	₽ 215,844
Depreciation charge	(12,454)	(12,555)	(11,813)
Property, plant and equipment, ending balance	189,879	197,875	204,353
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	2,803	2,798	3,254
Property, plant and equipment, ending balance	2,826	2,803	2,798
Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	40,538	41,754	42,688
Property, plant and equipment, ending balance	36,784	40,538	41,754
Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	36,766	41,429	45,712
Property, plant and equipment, ending balance	33,520	36,766	41,429
Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	13,093	12,522	14,983
Property, plant and equipment, ending balance	12,349	13,093	12,522
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	199	89	303
Property, plant and equipment, ending balance	287	199	89
Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	17,912	19,552	25,904
Property, plant and equipment, ending balance	19,666	17,912	19,552
Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	12,565	11,999	11,530
Property, plant and equipment, ending balance	10,333	12,565	11,999
Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	73,999	74,210	71,470
Property, plant and equipment, ending balance	74,114	73,999	74,210
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	344,803	336,174	341,002
Additions	11,474	12,412	8,075
Change in rehabilitation provision	(289)	83	134
Disposals	(4,725)	(4,228)	(11,143)
Exchange differences	687	362	(1,894)
Property, plant and equipment, ending balance	351,950	344,803	336,174
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,095	3,049	3,313
Additions	9	6
Transfers	1		1
Disposals	(255)	(12)	(75)
Exchange differences	91	52	(190)
Property, plant and equipment, ending balance	2,941	3,095	3,049
Gross carrying amount [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	80,813	77,659	78,265
Additions	10	363	504
Change in rehabilitation provision	(187)	141	346
Transfers	487	2,934	2,435
Disposals	(649)	(432)	(3,050)
Exchange differences	277	148	(841)
Property, plant and equipment, ending balance	80,751	80,813	77,659
Gross carrying amount [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	117,638	114,328	114,231
Additions	2,423	1,531	1,428
Transfers	2,750	3,360	2,610
Disposals	(1,734)	(1,713)	(3,266)
Exchange differences	251	132	(675)
Property, plant and equipment, ending balance	121,328	117,638	114,328
Gross carrying amount [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	30,831	29,291	30,399
Additions	2,048	3,124	549
Transfers	251	190	180
Disposals	(1,410)	(1,795)	(1,717)
Exchange differences	40	21	(120)
Property, plant and equipment, ending balance	31,760	30,831	29,291
Gross carrying amount [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	996	822	1,236
Additions	83	45	25
Transfers	97	148	(209)
Disposals	(32)	(28)	(169)
Exchange differences	28	9	(61)
Property, plant and equipment, ending balance	1,172	996	822
Gross carrying amount [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	19,645	21,134	26,836
Additions	6,851	5,767	5,027
Transfers	(4,099)	(7,011)	(8,393)
Disposals	(509)	(245)	(2,330)
Exchange differences	0		(6)
Property, plant and equipment, ending balance	21,888	19,645	21,134
Gross carrying amount [member] | Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	16,977	15,100	14,918
Additions	50	1,576	542
Change in rehabilitation provision	(102)	(58)	(212)
Transfers	119	362	389
Disposals	(136)	(3)	(536)
Exchange differences			(1)
Property, plant and equipment, ending balance	16,908	16,977	15,100
Gross carrying amount [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	74,808	74,791	71,804
Transfers	394	17	2,987
Property, plant and equipment, ending balance	75,202	74,808	74,791
Depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(146,928)	(131,821)	(125,158)
Depreciation charge	(13,634)	(13,836)	(14,577)
Disposals	3,687	3,790	8,350
Impairment	(4,840)	(4,891)	(1,700)
Exchange differences	(356)	(170)	1,264
Property, plant and equipment, ending balance	(162,071)	(146,928)	(131,821)
Depreciation, amortisation and impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(292)	(251)	(59)
Depreciation charge	0
Disposals	223
Impairment	(43)	(37)	(224)
Exchange differences	(3)	(4)	32
Property, plant and equipment, ending balance	(115)	(292)	(251)
Depreciation, amortisation and impairment [member] | Buildings and constructions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(40,275)	(35,905)	(35,577)
Depreciation charge	(3,550)	(3,747)	(3,774)
Disposals	287	302	3,160
Impairment	(319)	(876)	(260)
Exchange differences	(110)	(49)	546
Property, plant and equipment, ending balance	(43,967)	(40,275)	(35,905)
Depreciation, amortisation and impairment [member] | Operating machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(80,872)	(72,899)	(68,519)
Depreciation charge	(7,273)	(7,315)	(7,760)
Disposals	1,593	1,611	3,045
Impairment	(1,065)	(2,174)	(215)
Exchange differences	(191)	(95)	550
Property, plant and equipment, ending balance	(87,808)	(80,872)	(72,899)
Depreciation, amortisation and impairment [member] | Transportation vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(17,738)	(16,769)	(15,416)
Depreciation charge	(2,253)	(2,222)	(2,613)
Disposals	1,317	1,720	1,272
Impairment	(709)	(454)	(98)
Exchange differences	(28)	(13)	86
Property, plant and equipment, ending balance	(19,411)	(17,738)	(16,769)
Depreciation, amortisation and impairment [member] | Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(797)	(733)	(933)
Depreciation charge	(99)	(72)	(50)
Disposals	50	22	198
Impairment	(15)	(5)
Exchange differences	(24)	(9)	52
Property, plant and equipment, ending balance	(885)	(797)	(733)
Depreciation, amortisation and impairment [member] | Construction in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,733)	(1,582)	(932)
Disposals	47	127	238
Impairment	(536)	(278)	(887)
Exchange differences			(1)
Property, plant and equipment, ending balance	(2,222)	(1,733)	(1,582)
Depreciation, amortisation and impairment [member] | Mining plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(4,412)	(3,101)	(3,388)
Depreciation charge	(180)	(245)	(133)
Disposals	170	1	437
Impairment	(2,153)	(1,067)	(16)
Exchange differences			(1)
Property, plant and equipment, ending balance	(6,575)	(4,412)	(3,101)
Depreciation, amortisation and impairment [member] | Railway Ulak-Elga [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(809)	(581)	(334)
Depreciation charge	(279)	(235)	(247)
Disposals		7
Property, plant and equipment, ending balance	₽ (1,088)	₽ (809)	₽ (581)